                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 15, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [X]; Amendment Number: 2
                                               ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:       1829 REISTERSTOWN ROAD
               SUITE 220
               BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              MARK D. LERNER
Title:             VICE PRESIDENT
Phone:             (410) 602-0195

Signature, Place, and Date of Signing:

                    /s/ MARK D. LERNER       BALTIMORE, MARYLAND      5/15/01
                    ------------------     ----------------------    ---------
                        [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             -----------------
Form 13F Information Table Entry Total:      12
                                             -----------------
Form 13F Information Table Value Total:      $120,697
                                             -----------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                            FORM 13F INFORMATION TABLE

  COLUMN 1               COLUMN 2        COLUMN 3               COLUMN 4           COLUMN 5               COLUMN 6     COLUMN 7
------------          --------------   ------------          --------------  ------------------------   -----------  ---------
                                                                 VALUE       SHRS OR   SH/       PUT/    INVESTMENT    OTHER
NAME OF ISSUER        TITLE OF CLASS      CUSIP                (x$1000)      PRN AMT   PRN       CALL    DISCRETION    MANAGERS
--------------        --------------   ------------          --------------  -------   ----      ----    ----------  ---------

Agribrands Int'l            Common        00849R105           11,918         273,200    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Avis Group                  Common         053790101          14,721         496,900    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Cohoes Bancorp              Common         192513109             760          44,400    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Delhaize America            Common         246688105           5,261         322,335    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Flowers Industries          Common         343496105           2,633         135,000    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Infinity Broadcasting       Common         45662S102          34,874       1,056,800    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Keebler                     Common         487256109          15,527         369,700    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Keebler                     Common         487256109          12,600         300,000    SH         PUT      SOLE
-------------------------------------------------------------------------------------------------------------------------------

Keebler                     Common         487256109           6,090         145,000    SHS        CALL     SOLE
-------------------------------------------------------------------------------------------------------------------------------

Pinnacle
Entertainment               Common         723456109           2,414         111,000    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

ThermoCardiosystems         Common         88355K200           4,194         475,900    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------

Viacom CLB                  Common         925524308           9,705         165,900    SH                  SOLE
-------------------------------------------------------------------------------------------------------------------------------


                                           COLUMN 8
                                 -----------------------------
                                      VOTING AUTHORITY
                                 SOLE       SHARED        NONE
                                 ----       ------        -----

Agribrands Int'l                  SOLE
-----------------------------------------------------------------

Avis Group                        SOLE
-----------------------------------------------------------------

Cohoes Bancorp                    SOLE
-----------------------------------------------------------------

Delhaize America                  SOLE
-----------------------------------------------------------------

Flowers Industries                SOLE
-----------------------------------------------------------------

Infinity Broadcasting             SOLE
-----------------------------------------------------------------

Keebler                           SOLE
-----------------------------------------------------------------

Keebler                                                  NONE
-----------------------------------------------------------------

Keebler                                                  NONE
-----------------------------------------------------------------

Pinnacle
Entertainment                     SOLE
-----------------------------------------------------------------

ThermoCardiosystems               SOLE
-----------------------------------------------------------------

Viacom CLB                        SOLE
-----------------------------------------------------------------